PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4: PROPERTY AND EQUIPMENT

At June 30, 2021 and 2020, the Company’s property and equipment consist of the following:

	June 30,
	2021	2020
Computer equipment	$142,343	$135,360
Research and development equipment	48,383	48,383
Furniture and fixtures	52,743	52,025
Property and equipment, at cost	243,469	235,768
Less: accumulated depreciation	(226,951)	(203,099)
Property and equipment, net	$16,518	$32,669

The Company recorded $23,852 and $6,020 of depreciation expense for the years ended June 30, 2021 and 2020, respectively. There was no property and equipment impairments recorded for the years ended June 30, 2021 and 2020.